Supplement to the
Fidelity® Health Savings Index Fund
November 29, 2022
Summary Prospectus

Geoff Stein no longer serves as a Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Hongshu Chen (Co-Portfolio Manager) has managed the fund since 2023.
HSI-SUSTK-0523-100 1.9909736.100	May 1, 2023